Commitments and Contingencies (Details) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments
2012	220,263,000
2013	45,994,000
2014	11,321,000
2015	119,000
Total	277,697,000
Rent expense - additional disclosures
Rental expenses	50,500,000	42,200,000	37,700,000
Rental Commitments
Commitments
2012	47,348,000
2013	31,675,000
2014	9,242,000
Total	88,265,000
Server Custody Fee Commitments
Commitments
2012	48,157,000
2013	5,297,000
Total	53,454,000
Capital Commitments
Commitments
2012	77,564,000
Total	77,564,000
Office Machines and Other Commitments
Commitments
2012	47,194,000
2013	9,022,000
2014	2,079,000
2015	119,000
Total	58,414,000